SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
Schedule of net revenues, cost of goods sold and gross profit attributable to the different segments
	E-commerce Channel	Call Center	Company Owned Stores	Franchised Stores	Total
	$	$	$	$	$

2011
Revenues	118,502,166	52,783,982	25,770,146	20,837,544	217,893,838
Cost of goods sold (excluding depreciation and amortization)	92,686,952	24,399,891	12,914,304	14,737,394	144,738,541
Gross Profit	25,815,214	28,384,091	12,855,842	6,100,150	73,155,297
Selling, general and administrative expenses					104,534,226
Depreciation and amortization					4,411,298
Other operating income, net					(932,748)
Loss from operations					(34,857,479)
Interest income					2,231,462
Other income, net					2,307,270
Loss before income tax, equity in an affiliate and noncontrolling interests					(30,318,747)

2012
Revenues	71,830,359	47,966,846	17,343,134	14,675,718	151,816,057
Cost of goods sold (excluding depreciation and amortization)	57,679,033	19,155,224	9,894,793	10,737,821	97,466,871
Gross Profit	14,151,326	28,811,622	7,448,341	3,937,897	54,349,186
Selling, general and administrative expenses					76,309,520
Depreciation and amortization					4,216,962
Other operating income, net					(1,805,346)

Loss from operations					(24,371,950)
Interest income					2,143,396
Other income, net					120,315
Loss before income tax, equity in an affiliate and noncontrolling interests					(22,108,239)

2013
Revenues	22,046,898	43,670,989	14,239,661	7,465,585	87,423,133
Cost of goods sold (excluding depreciation and amortization)	17,765,539	18,788,344	10,101,955	6,037,673	52,693,511
Gross Profit	4,281,359	24,882,645	4,137,706	1,427,912	34,729,622
Selling, general and administrative expenses					58,780,238
Depreciation and amortization					5,227,083
Other operating income, net					(6,484,477)

Loss from operations					(22,793,222)
Interest expense					(341,773)
Interest income					977,104
Other income, net					1,039,084
Loss before income tax, equity in an affiliate and noncontrolling interests					(21,118,807)

(1)                                 Segment cost of goods sold and gross profit reviewed by the chief operating decision maker excludes depreciation and amortization.

Schedule of net revenues by each group of similar products
	For the years ended December 31,
	2011	2012	2013
	$	$	$
Apparel and accessories	156,299,108	96,896,947	43,628,443
Home products	20,636,356	10,315,617	134,906
Healthcare products	40,607,636	44,352,636	43,641,444
Others	350,738	250,857	18,340
Total net revenues	217,893,838	151,816,057	87,423,133